Acquisition of Real Estate (Consideration for the New Jersey Facility and the Preliminary Allocation of the Fair Value of Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Buildings	35,574
Land	17,976
Acquired Intangibles	16,114
Deferred Costs	3,335
Other	301
Total purchase price	73,300
Building [Member]
Business Acquisition [Line Items]
Intangible assets, Weighted average useful life	40 years
Other [Member]
Business Acquisition [Line Items]
Intangible assets, Weighted average useful life	10 years
Deferred Costs [Member]
Business Acquisition [Line Items]
Intangible assets, Weighted average useful life	10 years
Acquired Intangibles [Member]
Business Acquisition [Line Items]
Intangible assets, Weighted average useful life	10 years